BORROWINGS (Details - Supplemental Information) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit facilities line item
Borrowings, Jan 1		$ 11,766	$ 10,182
Cash flows from financing activities	$ (1,080)	(27)	2,709
Borrowings, Dec 31	10,718		$ 11,766
Corporate Borrowings
Disclosure of credit facilities line item
Borrowings, Jan 1	2,393
Cash flows from financing activities	(88)
Non Cash Acquisitions	0
Non-cash Held For Sale	0
Other Borrowings	(130)
Borrowings, Dec 31	2,328	2,393
Non Recourse Borrowings
Disclosure of credit facilities line item
Borrowings, Jan 1	9,214
Cash flows from financing activities	(178)
Non Cash Acquisitions	90
Non-cash Held For Sale	(360)
Other Borrowings	(382)
Borrowings, Dec 31	$ 8,384	$ 9,214